Basis of preparation and significant changes in the current reporting period (Policies)	6 Months Ended
Jun. 30, 2025
Basis of Preparation and Accounting Policies [Abstract]
Basis of preparation of the Condensed consolidated interim financial statements
1.2 Basis of preparation of the Condensed consolidated interim financial statements
The ING Group Condensed consolidated interim financial statements have been prepared in accordance with International Accounting Standard 34 ‘Interim Financial Reporting’.
The ING Group Condensed consolidated interim financial statements on Form 6-K have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) for purposes of reporting with the U.S. Securities and Exchange Commission (SEC), including financial information contained in this Interim report on Form 6-K. The term ‘IFRS-IASB’ is used to refer to International Financial Reporting Standards as issued by the International Accounting Standards Board, including the decisions ING Group made with regard to the options available under IFRS-IASB.
The Condensed consolidated interim financial statements should be read in conjunction with the 2024 ING Group Consolidated financial statements as included in the 2024 Form 20-F. The accounting policies used to prepare the Condensed consolidated interim financial statements are consistent with those set out in the notes to the 2024 ING Group Consolidated financial statements as included in the 2024 Annual Report on Form 20-F
The ING Group Condensed consolidated interim financial statements have been prepared on a going concern basis. The condensed consolidated interim financial statements are presented in euros and rounded to the nearest million, unless stated otherwise. Amounts may not add up due to rounding.

Presentation of Risk management disclosures
1.2.1 Presentation of Risk management disclosures
To improve transparency, reduce duplication and present related information in one place, certain disclosures of the nature and extent of risks related to financial instruments are included in the ‘Risk management’ section of the Interim Report.
These disclosures are an integral part of ING Group Condensed consolidated interim financial statements and are indicated in the ‘Risk management’ section by the symbol (*). Chapters, paragraphs, graphs or tables within the 'Risk management' section that are indicated with this symbol in the respective headings or table header are considered to be an integral part of the Condensed consolidated interim financial statements.

Reconciliation between IFRS-EU and IFRS-IASB
1.2.2 Reconciliation between IFRS-EU and IFRS-IASB
The 2024 ING Group Consolidated financial statements and the 2025 ING Group Condensed consolidated interim financial statements are prepared in accordance with IFRS-EU. IFRS-EU refers to International Financial Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted by the EU. IFRS-EU differs from IFRS-IASB in respect of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate risk.
Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate risk (fair value macro hedges) in accordance with the EU carve-out version of IAS 39. Particularly, it is applied to portfolio-based hedging strategies for retail lending (mortgages) and core deposits. Under the EU IAS 39 carve-out, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits. In addition, and in general to any hedge accounting relationship under the EU IAS 39 carve-out, the hedge effectiveness requirements are less strict than under IFRS-IASB and hedge ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time buckets falls below the original designated amount of that bucket and is not recognised when the revised amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot be applied to core deposits and ineffectiveness arises whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less than the original designated amount of that bucket.
This information under IFRS-IASB is prepared by reversing the hedge accounting impacts that are applied under the EU ‘carve-out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take into account the possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where those alternative hedge strategies could have qualified for IFRS-IASB compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net result amounts compared to those indicated in this Interim Report on Form 6-K.
In 2025 forward interest rates Increased resulting in a positive EU IAS 39 carve out adjustment after tax of EUR 786 million (2024: EUR 1,099 million positive). The impact of the adjustment is mainly reflected in line item 'Valuation results and net trading income' in the statement of profit or loss. A reconciliation between IFRS-EU and IFRS-IASB is included below.
Both IFRS-EU and IFRS-IASB differ in several areas from accounting principles generally accepted in the United States of America (US GAAP).

Reconciliation net result under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2025	2024
In accordance with IFRS-EU (attributable to the shareholders of the parent)	3,130	3,358
Adjustment of the EU IAS 39 carve-out	1,065	1,512
Tax effect of the adjustment	-279	-414
Effect of adjustment after tax	786	1,099
In accordance with IFRS-IASB (attributable to the shareholders of the parent)	3,915	4,456

Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	1 January to 30 June
in EUR million	2025	2024
In accordance with IFRS-EU (attributable to the shareholders of the parent)	49,115	50,147
Adjustment of the EU IAS 39 carve-out	4,443	6,413
Tax effect of the adjustment	-1,268	-1,871
Effect of adjustment after tax	3,175	4,542
In accordance with IFRS-IASB Shareholders’ equity	52,290	54,689

Changes to accounting policies and presentation
1.3 Changes to accounting policies and presentation
ING Group has consistently applied its accounting policies to all periods presented in these Condensed consolidated interim financial statements.
During the six month period ended 30 June 2025, ING Group has revised the presentation in Note 15 'Other Operating Expenses', to enhance its relevance and improve comparability. Consequently, comparative figures for 2024 have been updated accordingly.

Changes in IFRS effective 2025 and upcoming changes in IFRS after 2025
1.3.1 Changes in IFRS effective in 2025
The following amendments to IFRS became effective in the current reporting period with no significant impact for ING Group:
•Amendments to IAS 21 'The Effects of Changes in Foreign Exchange Rates': Lack of Exchangeability (issued in August 2023). Amendments provide guidance on determining exchange rates when a currency lacks exchangeability, including estimation methods and disclosure requirements.
1.3.2 Upcoming changes in IFRS after 2025
ING Group has not early adopted any of the following Standards, interpretations or amendments that have been issued but are not yet effective.
Effective in 2026:
•Amendments to IFRS 9 'Financial Instruments' and IFRS 7 'Financial Instruments: Disclosure': Classification and Measurement of Financial Instruments (issued in May 2024). Amendments clarify recognition and derecognition dates for certain financial assets and liabilities (introducing an exception for financial liabilities settled through electronic payment systems); provide further guidance on assessing contractual cash flow characteristics of financial assets including ESG and similar features, non-recourse features and contractually-linked instruments; introduce disclosures for financial instruments with contingent features that could change the amount of contractual cash flows and update disclosure requirements for equity instruments at FVOCI.
•Amendments to IFRS 9 'Financial Instruments' and IFRS 7 'Financial Instruments: Disclosure': Contracts Referencing Nature-dependent Electricity (issued in December 2024). Amendments clarify accounting for renewable electricity contracts, including own-use and hedge accounting and related disclosures.
•Annual Improvements to IFRS Accounting Standards: Volume 11 (issued in July 2024). Amendments include minor clarifications and corrections across a number of Standards to improve consistency and clarity.
ING is currently assessing the impact of the above amendments, however they are not expected to have a significant impact on the equity of ING Group.

Effective in 2027:
•New Standard IFRS 18 'Presentation and Disclosure in Financial Statements' (issued in April 2024) replaces the current IAS 1 'Presentation of Financial Statements' while keeping many requirements of IAS 1 unchanged and not affecting recognition criteria and measurement requirements. IFRS 18 mainly introduces new presentation requirements for P&L, including new defined subtotals, disclosures on management-defined performance measures, and further guidance on aggregation and disaggregation of information. ING is currently assessing the impact of IFRS 18 (which would need to be applied retrospectively) on the presentation of its financial statements.
In addition, in May 2024, the IASB also issued a new accounting Standard IFRS 19 'Subsidiaries without Public Accountability: Disclosures', which allows eligible subsidiaries to apply full IFRS with reduced disclosure requirements. However, it is not applicable for the consolidated financial statements of ING Group.

Significant judgements and critical accounting estimates and assumptions
1.4 Significant judgements and critical accounting estimates and assumptions
The preparation of the Condensed consolidated interim financial statements requires management to make judgements in the process of applying its accounting policies and to use estimates and assumptions. The estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent assets and contingent liabilities at the balance sheet date, as well as reported income and expenses for the year. The actual outcome may differ from these estimates. The process of setting assumptions is subject to internal control procedures and approvals.

Consistent with Note 1.4 'Significant judgements and critical accounting estimates and assumptions' of the 2024 ING Group Consolidated financial statements, the following areas continue to require management to make significant judgements and use critical accounting estimates and assumptions based on the information and financial data that may or may not change in future periods:

•Loan loss provisions (financial assets);
•The determination of the fair values of financial assets and liabilities;
•Investment in associate - assessment of additional impairment losses or reversal of previous impairment losses; and
•Provisions.
In addition, in January 2025 ING has reached an agreement on the sale of its business in Russia, subject to several conditions, including substantive and uncertain regulatory approvals. Judgement is required to evaluate the appropriate time to recognise the expected loss on sale, if completed. Given the prevailing uncertainties at 30 June 2025, no loss was recognised for the six month period ended 30 June 2025 and assets and liabilities of the disposal group were not classified as held for sale. Please refer to Note 21 'Potential sale of ING Bank (Eurasia) JSC' for further information.